INVENTORIES (Schedule of Inventories) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Classes of current inventories [abstract]
Direct smelting ore and stockpile ore	$ 1,138	$ 1,794
Concentrate inventory	4,368	5,201
Total stockpile and concentrate	5,506	6,995
Material and supplies	2,924	3,841
Total inventories	$ 8,430	$ 10,836